Leases - Lease payments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Future minimum payments	£ 504	£ 516
Effect of discounting	(59)	(71)
Total	445	445	£ 460
Less than one year
Leases
Future minimum payments	150	146
Between 1 and 5 years
Leases
Future minimum payments	289	298
More than five years
Leases
Future minimum payments	£ 65	£ 72